Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Schedule of Trading Assets and Liabilities
Trading assets	SFr 130,505	SFr 157,139	SFr 157,338
Trading liabilities	32,972	47,740	45,871
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	57,620	64,128	64,395
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	44,226	60,340	63,237
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	24,156	28,638	25,531
Trading liabilities	12,603	16,414	17,745
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,503	4,033	4,175
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	20,369	SFr 31,326	28,126
Bank
Schedule of Trading Assets and Liabilities
Trading assets	130,684		157,511
Trading liabilities	32,971		45,871
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	57,739		64,532
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	44,287		63,273
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	24,155		25,531
Trading liabilities	12,602		17,745
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	4,503		4,175
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 20,369		SFr 28,126